REPORTABLE SEGMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	$ 6,997,617	$ 6,251,442	$ 4,662,312
Revenue from rendering of services	104,453	98,319	70,557
Revenue	7,102,070	6,349,761	4,732,869
Non-current Assets other than deferred tax	13,396,176	12,736,630	12,477,953
Chile
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	3,633,847	3,409,152	2,573,641
Revenue from rendering of services	71,318	63,432	38,852
Revenue	3,705,165	3,472,584	2,612,493
Non-current Assets other than deferred tax	9,426,583	8,845,193	8,404,695
Argentina
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	600,923	524,976	379,200
Revenue from rendering of services	0	0	0
Revenue	600,923	524,976	379,200
Non-current Assets other than deferred tax	548,528	688,698	741,337
Brazil
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	658,329	630,440	414,622
Revenue from rendering of services	0	0	0
Revenue	658,329	630,440	414,622
Non-current Assets other than deferred tax	906,174	642,578	694,079
USA/Canada
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	1,309,652	1,041,285	829,497
Revenue from rendering of services	0	0	0
Revenue	1,309,652	1,041,285	829,497
Non-current Assets other than deferred tax	721,824	735,846	774,969
Uruguay
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	573,877	454,498	333,104
Revenue from rendering of services	33,134	34,886	31,690
Revenue	607,011	489,384	364,794
Non-current Assets other than deferred tax	1,664,974	1,698,320	1,725,736
Mexico
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	220,989	191,091	132,248
Revenue from rendering of services	1	1	15
Revenue	220,990	191,092	132,263
Non-current Assets other than deferred tax	$ 128,093	$ 125,995	$ 137,137